Benefit Plans (Details 4) (Non-vested share awards [Member])	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Non-vested share awards [Member]
Assumptions were used in determining the fair value of the awards and the derived service period
Risk-free interest rate	3.60%	3.30%
Volatility	42.40%	43.50%